1
Gabelli SRI Fund, Inc.
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.9%
Automotive  — 3.4%
8,391 Daimler Truck Holding AG ......................... $ 302,156
3,650 Mercedes-Benz Group AG ......................... 293,419
1,900 Toyota Motor Corp., ADR .......................... 305,425
901,000
Automotive: Parts and Accessories  — 0.6%
1,000 Genuine Parts Co. ..................................... 169,230
Beverage  — 1.2%
3,000 Danone SA ............................................... 183,780
2,449 The Coca-Cola Co. .................................... 147,479
331,259
Broadcasting  — 1.7%
6,500 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 212,745
15,000 TEGNA Inc. .............................................. 243,600
456,345
Building and Construction  — 3.2%
10,050 Canfor Corp.† ........................................... 180,403
1,170 Cavco Industries Inc.† .............................. 345,150
4,775 Johnson Controls International plc ............ 325,369
850,922
Business Services  — 0.7%
260 Mastercard Inc., Cl. A ............................... 102,258
400 Visa Inc., Cl. A .......................................... 94,992
197,250
Cable and Satellite  — 1.5%
8,900 Comcast Corp., Cl. A ................................ 369,795
1,350 EchoStar Corp., Cl. A† .............................. 23,409
393,204
Computer Hardware  — 0.8%
1,690 International Business Machines Corp. ...... 226,139
Computer Software and Services  — 4.7%
2,680 Alphabet Inc., Cl. A† ................................. 320,796
260 Cadence Design Systems Inc.† ................. 60,975
2,150 Cisco Systems Inc. ................................... 111,241
4,250 Gen Digital Inc. ......................................... 78,838
10,000 Hewlett Packard Enterprise Co. ................. 168,000
600 Microsoft Corp. ........................................ 204,324
360 PTC Inc.† ................................................. 51,228
216 Rockwell Automation Inc. ......................... 71,161
470 Salesforce Inc.† ....................................... 99,292
595 VMware Inc., Cl. A† .................................. 85,496
1,251,351
Consumer Products  — 6.3%
5,000 Church & Dwight Co. Inc. ......................... 501,150
5,000 Edgewell Personal Care Co. ...................... 206,550
Shares
Market
Value
10,955 Sony Group Corp., ADR ............................ $ 986,388
1,694,088
Consumer Services  — 0.6%
8,500 Resideo Technologies Inc.† ...................... 150,110
Diversified Industrial  — 3.6%
10,700 ABB Ltd., ADR .......................................... 419,975
635 Agilent Technologies Inc. .......................... 76,359
515 Eaton Corp. plc ......................................... 103,566
13,500 Flex Ltd.† ................................................. 373,140
973,040
Energy and Utilities  — 3.8%
13,900 NextEra Energy Inc. .................................. 1,031,380
Entertainment  — 3.2%
1,695 Madison Square Garden Sports Corp. ....... 318,745
1,225 The Walt Disney Co.† ............................... 109,368
2,300 Universal Music Group NV ........................ 51,073
36,800 Vivendi SE ................................................ 337,553
3,350 Vivendi SE, ADR ....................................... 30,686
847,425
Environmental Services  — 2.8%
650 Ecolab Inc. ............................................... 121,348
2,500 Waste Connections Inc. ............................ 357,325
1,500 Waste Management Inc. ........................... 260,130
738,803
Equipment and Supplies  — 1.1%
10,000 Mueller Water Products Inc., Cl. A ............. 162,300
310 Parker-Hannifin Corp. ............................... 120,912
283,212
Financial Services  — 19.8%
20,730 Aegon NV ................................................. 104,733
4,160 Ally Financial Inc. ..................................... 112,362
4,300 American Express Co. ............................... 749,060
2,050 Axis Capital Holdings Ltd. ......................... 110,351
32,700 Banco Bilbao Vizcaya Argentaria SA .......... 250,918
17,000 Barclays plc .............................................. 33,115
1,170 Capital One Financial Corp. ....................... 127,963
1,510 Citigroup Inc. ........................................... 69,520
27,000 Commerzbank AG .................................... 299,043
4,296 Credit Agricole SA .................................... 50,966
62,300 Daiwa Securities Group Inc. ...................... 319,628
939 Diamond Hill Investment Group Inc. .......... 160,851
1,950 First American Financial Corp. ................... 111,189
100 First Citizens BancShares Inc., Cl. A .......... 128,345
7,000 Flushing Financial Corp. ............................ 86,030
18,200 ING Groep NV .......................................... 245,031
900 Intercontinental Exchange Inc. .................. 101,772
3,250 Moelis & Co., Cl. A ................................... 147,355
103,900 NatWest Group plc ................................... 317,743
3,226 NN Group NV ........................................... 119,370

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
600 PayPal Holdings Inc.† ............................... $ 40,038
2,035 S&P Global Inc. ........................................ 815,811
2,950 Shinhan Financial Group Co. Ltd., ADR ..... 76,877
2,000 Societe Generale SA ................................. 51,941
19,000 Standard Chartered plc ............................. 164,808
3,850 State Street Corp. ..................................... 281,743
2,850 The Bank of New York Mellon Corp. .......... 126,882
4,300 TrustCo Bank Corp. NY ............................. 123,023
5,326,468
Food  — 10.0%
10,000 Mondelēz International Inc., Cl. A .............. 729,400
9,550 Nestlé SA ................................................. 1,148,070
6,000 The Kraft Heinz Co. ................................... 213,000
11,200 Unilever plc, ADR ..................................... 583,856
2,674,326
Health Care  — 11.7%
3,550 Baxter International Inc. ............................ 161,738
300 Becton Dickinson & Co. ............................ 79,203
7,300 Bristol-Myers Squibb Co. .......................... 466,835
530 Danaher Corp. .......................................... 127,200
5,000 Haleon plc, ADR ....................................... 41,900
395 HCA Healthcare Inc. .................................. 119,874
4,500 Henry Schein Inc.† ................................... 364,950
200 Illumina Inc.† ........................................... 37,498
540 IQVIA Holdings Inc.† ................................ 121,376
600 Laboratory Corp. of America Holdings ....... 144,798
2,150 Medtronic plc ........................................... 189,415
1,420 Merck & Co. Inc. ...................................... 163,854
890 The Cigna Group ...................................... 249,734
1,180 Vertex Pharmaceuticals Inc.† .................... 415,254
2,625 Zoetis Inc. ................................................ 452,051
3,135,680
Machinery  — 10.2%
425 Caterpillar Inc. .......................................... 104,571
84,600 CNH Industrial NV .................................... 1,218,240
12,530 Xylem Inc. ................................................ 1,411,129
2,733,940
Real Estate Investment Trust  — 0.5%
225 Alexandria Real Estate Equities Inc. ........... 25,535
870 Prologis Inc. ............................................ 106,688
132,223
Retail  — 2.4%
2,015 Lowe's Companies Inc. ............................. 454,785
800 NIKE Inc., Cl. B ......................................... 88,296
820 Target Corp. ............................................. 108,158
651,239
Semiconductors  — 1.5%
3,750 Intel Corp. ................................................ 125,400
Shares
Market
Value
195 NVIDIA Corp. ........................................... $ 82,489
1,030 QUALCOMM Inc. ...................................... 122,611
775 Teradyne Inc. ........................................... 86,281
416,781
Specialty Chemicals  — 1.8%
1,100 Air Products and Chemicals Inc. ............... 329,483
650 International Flavors & Fragrances Inc. ..... 51,734
585 Rogers Corp.† .......................................... 94,729
475,946
Telecommunications  — 0.4%
570 American Tower Corp., REIT ..................... 110,546
Transportation  — 0.4%
1,475 Canadian Pacific Kansas City Ltd. .............. 119,136
TOTAL COMMON STOCKS .................. 26,271,043
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.1%
$ 565,000 U.S. Treasury Bills,
5.070% to 5.222%††,
08/10/23 to 09/21/23 ............................ 560,775
TOTAL INVESTMENTS — 100.0%
(Cost $19,050,797) ............................... $ 26,831,818
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust